Other current and non-current liabilities - Breakdown for Other Current Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other Current Liabilities [Abstract]
Due to employees	€ 52,177	€ 90,864
VAT and other taxes	31,228	25,100
Accrued expenses	36,432	28,512
Social security institutions	14,202	21,260
Deferred income	8,107	9,790
Other current liabilities	16,526	29,487
Total other current liabilities	158,672	205,013
Other non-current liabilities	0
Total other non-current liabilities	€ 0	€ 9,689